Capital Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.4%)
Communication Services (6.4%)
*	Alphabet Inc. Class A	15,000	41,720
*	Alphabet Inc. Class C	8,370	23,377
*	Baidu Inc. ADR	125,600	16,617
*	Walt Disney Co.	73,300	10,054
	Activision Blizzard Inc.	91,300	7,314
*	Charter Communications Inc. Class A	5,400	2,946
*	Meta Platforms Inc. Class A	12,500	2,779
*	Live Nation Entertainment Inc.	12,800	1,506
			106,313
Consumer Discretionary (12.5%)
*	Tesla Inc.	49,800	53,664
	Sony Group Corp. ADR	322,400	33,114
*	Alibaba Group Holding Ltd. ADR	233,100	25,361
*	Amazon.com Inc.	6,050	19,723
	Ross Stores Inc.	182,800	16,536
*	Mattel Inc.	615,200	13,664
	Whirlpool Corp.	70,900	12,250
	TJX Cos. Inc.	192,500	11,662
	Bath & Body Works Inc.	91,100	4,354
*	Royal Caribbean Cruises Ltd.	42,600	3,569
*	Carnival Corp.	158,300	3,201
*	Dollar Tree Inc.	14,800	2,370
	eBay Inc.	35,400	2,027
*	Victoria's Secret & Co.	30,366	1,560
*	Marriott International Inc. Class A	8,400	1,476
*	Burlington Stores Inc.	5,800	1,057
			205,588
Consumer Staples (0.1%)
	Sysco Corp.	22,900	1,870
Energy (1.9%)
	Hess Corp.	134,700	14,418
	Pioneer Natural Resources Co.	48,500	12,127
	EOG Resources Inc.	32,700	3,899
			30,444
Financials (8.1%)
	Wells Fargo & Co.	684,100	33,151
	Charles Schwab Corp.	319,300	26,920
	JPMorgan Chase & Co.	156,200	21,293
	Marsh & McLennan Cos. Inc.	105,500	17,979
	Bank of America Corp.	428,000	17,642
	Raymond James Financial Inc.	54,550	5,996

		Shares	Market Value ($000)
	Progressive Corp.	33,600	3,830
	US Bancorp	61,500	3,269
	CME Group Inc.	8,500	2,022
	Citigroup Inc.	31,700	1,693
			133,795
Health Care (25.2%)
	Eli Lilly & Co.	377,071	107,982
	Amgen Inc.	215,371	52,081
*	Biogen Inc.	208,300	43,868
	AstraZeneca plc ADR	601,900	39,930
	Thermo Fisher Scientific Inc.	54,500	32,190
*	Boston Scientific Corp.	640,902	28,386
	Novartis AG ADR	247,350	21,705
	Bristol-Myers Squibb Co.	279,900	20,441
	Roche Holding AG	40,007	15,829
*	BioMarin Pharmaceutical Inc.	129,100	9,954
*	Elanco Animal Health Inc. (XNYS)	340,416	8,881
	Abbott Laboratories	63,900	7,563
	CVS Health Corp.	62,400	6,316
	Zimmer Biomet Holdings Inc.	45,500	5,819
*	BeiGene Ltd. ADR	23,700	4,470
	Medtronic plc	31,300	3,473
	Agilent Technologies Inc.	20,000	2,647
*	IQVIA Holdings Inc.	10,200	2,358
	Stryker Corp.	8,400	2,246
*	Zimvie Inc.	4,550	104
			416,243
Industrials (13.4%)
	FedEx Corp.	204,000	47,203
*	Southwest Airlines Co.	646,650	29,617
	Siemens AG (Registered)	190,334	26,355
	Union Pacific Corp.	57,700	15,764
*	United Airlines Holdings Inc.	309,900	14,367
*	Airbus SE	111,954	13,509
	Caterpillar Inc.	53,400	11,899
*	Delta Air Lines Inc.	252,500	9,991
*	American Airlines Group Inc.	535,000	9,764
	United Parcel Service Inc. Class B	35,850	7,688
*	Alaska Air Group Inc.	108,100	6,271
	Textron Inc.	77,100	5,735
*	TransDigm Group Inc.	7,450	4,854
	Deere & Co.	9,400	3,905
	Carrier Global Corp.	73,800	3,385
	CSX Corp.	77,700	2,910
	AMETEK Inc.	21,000	2,797
	General Dynamics Corp.	10,700	2,581
	Otis Worldwide Corp.	21,250	1,635
*	Lyft Inc. Class A	33,400	1,283
			221,513
Information Technology (27.6%)
	Microsoft Corp.	231,100	71,250
	Texas Instruments Inc.	276,600	50,751
*	Adobe Inc.	107,000	48,751
	Micron Technology Inc.	588,300	45,823
	KLA Corp.	101,300	37,082
	Intel Corp.	572,600	28,378
	NetApp Inc.	207,800	17,247

		Shares	Market Value ($000)
	NVIDIA Corp.	58,100	15,853
	Intuit Inc.	32,300	15,531
	QUALCOMM Inc.	88,000	13,448
	HP Inc.	362,350	13,153
	Telefonaktiebolaget LM Ericsson ADR	1,414,200	12,926
	Oracle Corp.	147,000	12,161
	Hewlett Packard Enterprise Co.	723,050	12,082
	Analog Devices Inc.	65,600	10,836
	Visa Inc. Class A	44,100	9,780
	Entegris Inc.	51,300	6,734
	Apple Inc.	37,800	6,600
	Cisco Systems Inc.	117,600	6,557
	Applied Materials Inc.	31,800	4,191
	Corning Inc.	96,250	3,553
*	Splunk Inc.	22,400	3,329
*	PayPal Holdings Inc.	24,000	2,776
*	Plantronics Inc.	54,150	2,133
	Mastercard Inc. Class A	4,700	1,680
	Fidelity National Information Services Inc.	13,300	1,336
*	Autodesk Inc.	5,900	1,265
*	BlackBerry Ltd.	148,000	1,104
			456,310
Materials (1.2%)
	Albemarle Corp.	32,100	7,099
	Glencore plc	702,066	4,568
	Freeport-McMoRan Inc.	65,500	3,258
	Linde plc	6,300	2,013
	DuPont de Nemours Inc.	18,066	1,329
	Dow Inc.	18,066	1,151
			19,418
Total Common Stocks (Cost $916,827)			1,591,494
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[1]	Vanguard Market Liquidity Fund, 0.312% (Cost $58,978)	589,811	58,975
Total Investments (100.0%) (Cost $975,805)			1,650,469
Other Assets and Liabilities—Net (0.0%)			238
Net Assets (100%)			1,650,707
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,531,233	60,261	—	1,591,494
Temporary Cash Investments	58,975	—	—	58,975
Total	1,590,208	60,261	—	1,650,469